Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	AMERI Holdings, Inc.
Entity Central Index Key	0000890821
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false